Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
General and administrative	$ 1,235,661	$ 2,080,644	$ 4,467,065	$ 8,273,344	$ 8,852,021	$ 11,605,761
Research and development	762,717	1,281,455	1,736,373	5,531,436	7,252,437	8,027,773
Impairment of intangible assets and goodwill						7,453,662
Depreciation and amortization	84,814	86,296	255,002	259,300	343,982	327,910
Total operating expenses	2,083,192	3,448,395	6,458,440	14,064,080	16,448,440	27,415,106
Loss from operations	(2,083,192)	(3,448,395)	(6,458,440)	(14,064,080)	(16,448,440)	(27,415,106)
Other income (expense)
Inducement expense, net					(1,848,235)
Change in fair value of warrant liabilities	(122)	67,822	20,722	(115,342)	94,396	4,315,236
Change in fair value of investment option liability	(501)	562,715	18,664	(399,921)	208,752	3,472,726
Change in fair value of derivative liability				727,000	727,000	(325,000)
Interest income (expense), net	(217)	2,237	444	3,142	3,708	(5,249)
Total other income (expense)	(840)	632,774	39,830	214,879	(814,379)	7,457,713
Net loss before income taxes	(2,084,032)	(2,815,621)	(6,418,610)	(13,849,201)	(17,262,819)	(19,957,393)
Income tax expense		(6,595)	(1,731)	(6,595)	(28,913)	1,486,060
Net loss	(2,084,032)	(2,822,216)	(6,420,341)	(13,855,796)	(17,291,732)	(18,471,333)
Less preferred dividends attributable to non-controlling interest				19,041	19,041	33,014
Less deemed dividends attributable to accretion of embedded derivative at redemption value				147,988	147,988	295,976
Net loss attributable to shareholders	(2,084,032)	(2,822,216)	(6,420,341)	(14,022,825)	(17,458,761)	(18,800,323)
Other comprehensive income
Foreign currency translation	31,497	10,433	34,751	1,115	(33,015)	(505,932)
Comprehensive loss	$ (2,052,535)	$ (2,811,783)	$ (6,385,590)	$ (14,021,710)	$ (17,491,776)	$ (19,306,255)
Net loss per share - basic	$ (3.59)	$ (19.56)	$ (14.22)	$ (99.35)	$ (121.29)	$ (195.02)
Net loss per share - diluted	$ (3.59)	$ (19.56)	$ (14.22)	$ (99.35)	$ (121.29)	$ (195.02)
Weighted average shares outstanding, basic	580,197	144,311	451,411	141,144	143,938	96,401
Weighted average shares outstanding, diluted	580,197	144,311	451,411	141,144	143,938	96,401